Commitments and Contingencies - Future Minimum Lease Payment (Details) $ in Thousands	Sep. 30, 2018 USD ($)
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity
2019	$ 1,316
2020	1,382
2021	1,017
2022	1,070
2023	1,037
Thereafter	1,300
Total	$ 7,122